Loans and Allowance for Credit Losses - Summary of Change in Nonperforming Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Period of accruing loans excluded from nonperforming assets and related ratios	90 days	90 days	90 days	90 days	90 days
GNMA loans that are 90 days past due and continue to accrue interest	$ 3,100,000,000	$ 3,700,000,000	$ 3,200,000,000	$ 2,600,000,000	$ 2,600,000,000
Foreclosed GNMA loans that continue to accrue interest and excluded from nonperforming assets	$ 641,000,000	$ 527,000,000	$ 548,000,000	$ 692,000,000	$ 575,000,000